Shareholder Report, Line Graph (Details) 198974_Medalist Partners MBS Total Return Fund_Class A Shares_TSR Annual {Class A Shares} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Dec. 18, 2015	Nov. 30, 2025
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares (with sales charge)
Accumulated Value	$ 12,682	$ 10,908	$ 9,892	$ 11,523	$ 10,528	$ 11,587	$ 11,121	$ 10,702	$ 10,064	$ 9,803	$ 13,727
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,528	10,786	10,661	12,231	12,374	11,534	10,410	10,552	10,223	10,000	$ 12,185
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 10,958	$ 10,210	$ 10,183	$ 11,506	$ 11,592	$ 11,153	$ 10,329	$ 10,379	$ 10,162	$ 10,000	$ 11,678